Equity (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Acquired Parent [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased		17,413,659
Purchase of treasury shares		$ 231
Acquired By Wholly Owned Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased		11,645,514
Purchase of treasury shares		$ 158
Shares Buyback Program [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased		29,059,173
Purchase of treasury shares		$ 389